Notes Payable	12 Months Ended
Dec. 31, 2013
Convertible Notes Payable [Abstract]
NOTES PAYABLE
NOTE 5 – NOTES PAYABLE

The Company had the following notes payable outstanding as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012

Kristy Thurber (N-1)	$-	$30,000
Dated – December 15, 2010

City of Flint (N-2)	-	32,004
Dated – July 15, 2010
Total notes payable	$-	$62,004

N-1 Kristy Thurber: On December 15, 2010, the Company entered into a promissory note agreement with Kristy Thurber Investments for the amount of $30,000. The loan bears interest at 3% per annum and is due on December 15, 2012. During the year ended December 31, 2013, the Company accrued interest of $900 (2012: $3,900). During the year ended December 31, 2013, The outstanding principal and interest of $32,700 was assigned to another party.  The Company and another party agreed to convert this debt and accrued interest into 5,000 common shares of the Company on December 4, 2013.

N-2 City of Flint: On July 15, 2010, the Company entered into a promissory note agreement with the Economic Development Corporation of the City of Flint (“EDC”) for the amount of $43,391. The loan bears interest at 5.25% per annum and is due on July 1, 2013. The loan is to be repaid in 36 installments commencing August 1, 2010. If the interest and principal are not paid during the calendar month in which an installment is due, the Company shall pay the EDC a late charge penalty of two percent of the amount due. During the year ended December 31, 2010, the Company repaid principal of $5,712 and interest of $815. During the year ended December 31, 2011, the Company repaid principal of $5,675, interest of $570 and accrued interest of $1,327. During the year ended December 31, 2012, the Company repaid principal of $nil, interest of $nil and accrued interest of $1,994. During the year-ended December 31, 2013, the Company repaid the remaining principal and accrued interest.